ALLIANCE SHORT-TERM
U.S. GOVERNMENT FUND


SEMI-ANNUAL REPORT
FEBRUARY 28, 1997


ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

April 4, 1997

Dear Shareholder:

The Alliance Short-Term U.S. Government Fund's semi-annual reporting period closed on February 28, 1997. Since our last report, the U.S. bond market has posted solid returns. The market rallied toward the end of 1996, only to see some of those gains eroded more recently as continuing strength in the U.S. labor market reignited concerns about inflation and pushed the bond market lower.

INVESTMENT RESULTS
The following table shows how your Fund performed in the periods ended February 28, 1997. For comparison, we have shown returns for the Lehman Brothers (LB) 1-3 Year Index and the LB 3-Month Treasury Bellwether Index. The 1-3 Year Index provides a broad-based comparison for the Short-Term U.S. Government Fund while the 3-Month Treasury Index is a good narrow-based benchmark given its short-term orientation.

Since our last report to you dated August 31, 1996, we are happy to report that your Fund outperformed its LB 3-Month Treasury benchmark due to the strong relative performance of the mortgage-backed holdings of the Portfolio. Your Fund's performance trailed that of the LB 1-3 Year Government Index due to that benchmark's longer duration (relative to your Fund's) during a period when longer duration securities outperformed those with shorter durations.


INVESTMENT RESULTS*
Period Ended February 28, 1997
                                                  TOTAL RETURN
                                            6 MONTHS      12 MONTHS
                                           ----------     ---------
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
   Class A                                    2.95%          4.79%
   Class B                                    2.54%          3.96%
   Class C                                    2.54%          3.96%

LB 1-3 YEAR GOVERNMENT BOND INDEX             3.56%          5.36%
LB 3-MONTH TREASURY BELLWETHER INDEX          2.67%          5.38%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF FEBRUARY 28, 1997. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD.

   ALL COMPARATIVE INDICES ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS COMPOSED OF AGENCY AND TREASURY SECURITIES WITH MATURITIES OF ONE TO THREE YEARS. THE LEHMAN BROTHERS 3-MONTH TREASURY BELLWETHER INDEX IS COMPOSED OF TREASURY SECURITIES WITH MATURITIES OF THREE MONTHS.

   ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
The U.S. economy finished 1996 on a strong note. After moderating in the third quarter, the economy picked up speed as the year came to a close, led by a rebound in consumer spending. The annualized gain in retail sales jumped to 4.8% in the fourth quarter, up from only 0.9% in the third quarter. An unexpected surge in export growth also added to year-end Gross Domestic Product
(GDP) growth. The production side of the economy showed strength too. Industrial production grew at an annualized pace of 6% and payroll growth increased to 217,000 new jobs per month, up from third quarter's average of 171,000 new jobs per month. In all, growth in aggregate output, as measured by the GDP, which dipped to 2.1% in the third quarter, accelerated to 3.8% during the last quarter of 1996.


1



ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

Recently released data indicated that the economic strength at the end of 1996 carried over into 1997, buoyed by continued strength in the labor markets. Non-farm payrolls grew by a larger-than-expected 293,000 new jobs in February and the unemployment rate edged down to 5.3%. Retail sales figures remained strong during the first two months of 1997 and consumer confidence remained elevated. Overall, GDP growth is likely to be 3% or more in the first quarter.

The inflation news continues to be generally favorable. After moving slightly higher at the end of 1996, consumer and producer price gains both retreated in early 1997. Through February 1997, consumer prices were up 3.0% compared to February of 1996, while producer prices were up just 2.2% for the same period.

BOND MARKET REVIEW
Since our last report, the U.S. bond market posted solid gains. The market rallied during the second half of 1996, pushing 1996 year-to-date returns into positive territory for the first time since January. Data released during the period temporarily eased investors' concerns about accelerating economic growth and interest rates on all maturities fell. In December, however, the market reversed direction and gave up some of its earlier gains. Data indicating resurgent strength in the economy, particularly within the labor market, renewed concerns about inflation and pushed bond yields higher. Fed Chairman Greenspan's Congressional testimony warning of "irrational exuberance," which set the stage for a preemptive rate hike, added to weakness in the fixed-income market. Overall, mortgages and corporates were the best performing sectors of the market, driven by strong investor demand for yield-oriented securities.

AREAS OF THE MARKET
Over the past six months, your Fund's sector allocations remained relatively stable. The core positions continue to be Constant Maturity Treasury (CMT) Adjustable Rate Mortgages (ARMs) and Asset-Backed Security (ABS) floaters. The CMT ARMs are generally seasoned ARMs which exhibit stable prepayment levels. The asset-backed floaters are indexed to one-month or three-month London Interbank Offer Rate (LIBOR) with favorable cap features.

The short duration sector posted strong duration-adjusted returns during the period. ARMs performed particularly well, benefiting from a stabilizing outlook for prepayments and a decline in supply. Asset-backed securities maintained their yield spreads in spite of large supply, as investor demand for these securities remained strong. The yield spreads for both short fixed-rate and floating-rate Collateralized Mortgage Obligations (CMOs) narrowed based on strong supply/demand fundamentals.

INVESTMENT OUTLOOK
Our outlook for the U.S. economy assumes that while economic growth accelerated at the end of 1996, it will moderate throughout 1997. As this occurs, potential upward pressures on inflation should dissipate. Until clear signs of a slowing economy emerge, concerns about inflation will keep U.S. interest rates near the upper end of their recent range. The Fed remains vigilant against signs of accelerating inflation and additional rate increases cannot be ruled out. However, such developments would only facilitate the economic slowing we see later in 1997.

Thank you for your continued interest and investment in Alliance Short-Term U.S. Government Fund. We look forward to reporting to you again on market activity and the Fund's investment results in coming periods.

Sincerely,


John D. Carifa
Chairman and President


Patricia J. Young
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

Alliance Short-Term U.S. Government Fund seeks high current income consistent with preservation of capital and invests primarily in a diversified portfolio of U.S. Government securities.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       4.79%          0.36%
Since Inception*               4.55%          3.62%
SEC Yield**                    5.19%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       3.96%          0.98%
Since Inception*               3.77%          3.77%
SEC Yield**                    4.62%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       3.96%          2.97%
Since Inception*               2.62%          2.62%
SEC Yield**                    4.64%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*   Inception: 5/4/92, Class A and Class B; 8/2/93, Class C.
**  Yields are for the 30 days ended February 28, 1997.


3



PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997 (UNAUDITED)
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
--------------------------------------------------------------------------
FEDERAL AGENCY SECURITIES-32.9%
FIXED RATE-17.2%
Federal Home Loan Mortgage Corp.
  12.00%, 2/01/14                                $  342       $  390,981
Federal National Mortgage Association
  8.00%, 10/01/99                                   751          761,701
  12.00%, 3/01/13-5/01/15                         1,450        1,672,353
                                                               2,825,035

ADJUSTABLE RATE-15.7%
Federal Home Loan Mortgage Corp.
  7.77%, 2/01/24                                    743          765,864
Federal National Mortgage Association
  7.564%, 3/01/25                                 1,150        1,175,920
  8.052%, 10/01/24                                  610          633,841
                                                              -----------
                                                               2,575,625

Total Federal Agency Securities
  (cost $5,376,698)                                            5,400,660

COLLATERALIZED MORTGAGE OBLIGATIONS-30.0%
FIXED RATE-18.7%
Federal Home Loan Mortgage Corp.
  Series 1561 Cl. B
  5.00%, 4/15/03                                    517          513,770
  Series 1398 Cl. D
  5.50%, 3/15/02                                    495          493,346
  Series 1163 Cl. H
  7.50%, 12/15/19                                   273          275,776
Federal National Mortgage Association
  Series 1993-167 Cl. C
  5.00%, 7/25/11                                    396          394,191
  Series 1992-25 Cl. E
  6.75%, 11/25/03                                 1,394        1,393,115
                                                              -----------
                                                               3,070,198

ADJUSTABLE RATE-11.3%
Federal Home Loan Mortgage Corp.
  Series 1465 Cl. FA
  6.14%, 2/15/08                                    651          654,864
Prudential Home Mortgage Securities Co., Inc.
  Series 1993-46 Cl. A1
  8.509%, 11/25/23                                  597          612,020
Sears Mortgage Securities Corp.
  Series 1992-16B Cl. A2
  7.097%, 9/25/22                                   592          598,406
                                                              -----------
                                                               1,865,290

Total Collateralized Mortgage Obligations
  (cost $4,934,976)                                            4,935,488

ASSET BACKED SECURITIES-17.8%
AT&T Universal Card Master Trust
  Series 1996-2 Cl. A
  5.63%, 6/18/01 (a)                                800          800,248
  Series 1996-1 Cl. A
  5.69%, 4/17/03 (a)                                500          500,625
Household Revolving Home Equity Loan Trust
  Series 1996-2 Cl. A
  5.59%, 2/20/18 (a)                                298          298,460


4



ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
-------------------------------------------------------------------------
ITT Federal Bank, fsb
  Series 1994 P1 Cl. A1
  7.554%, 6/25/24 (a) (b)                        $  587      $   597,704
Nellie Mae Education Loan Trust
  Series 1996 Cl. A1
  5.775%, 12/15/04 (a)                              719          719,723
Total Asset Backed Securities
  (cost $2,911,583)                                            2,916,760

REPURCHASE AGREEMENT-18.8%
Prudential-Bache Securities, Inc.
  5.34%, dated 2/28/97,
  due 3/03/97 collateralized by
  $6,011,177 FNMA, 7.60%, 4/01/24,
  (cost $ 3,094,000)                              3,094        3,094,000

TOTAL INVESTMENTS-99.5%
  (cost $16,317,257)                                          16,346,908
Other assets less liabilities-0.5%                                82,062

NET ASSETS-100%                                              $16,428,970


(a) Adjustable rate mortgages; stated interest rate in effect at February 28, 1997.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers. At February 28, 1997, the security amounted to $ 597,704 or 3.6 % of net assets.

     See notes to financial statements.


5



STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (UNAUDITED)
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $16,317,257)            $16,346,908
  Interest receivable                                                   143,390
  Receivable for shares of beneficial interest sold                      42,308
  Receivable due from adviser                                               175
  Total assets                                                       16,532,781

LIABILITIES
  Due to custodian                                                       17,819
  Dividend payable                                                       18,945
  Distribution fee payable                                               10,742
  Payable for shares of beneficial interest redeemed                      1,196
  Accrued expenses                                                       55,109
  Total liabilities                                                     103,811

NET ASSETS                                                          $16,428,970

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                                     $17
  Additional paid-in capital                                         17,107,929
  Distributions in excess of net investment income                      (63,454)
  Accumulated net realized loss                                        (635,549)
  Net unrealized appreciation of investments                             20,027
                                                                    $16,428,970

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($3,658,170/
    378,082 shares of beneficial interest issued and outstanding)        $ 9.68
  Sales charge--4.25% of public offering price                              .43
  Maximum offering price                                                 $10.11

  CLASS B SHARES
  Net asset value and offering price per share ($6,890,598/
    703,898 shares of beneficial interest issued and outstanding)        $ 9.79

  CLASS C SHARES
  Net asset value and offering price per share ($5,880,202/
    601,373 shares of beneficial interest issued and outstanding)        $ 9.78


See notes to financial statements.


6



STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                             $544,881

EXPENSES
  Advisory fee                                           $ 45,581
  Distribution fee--Class A                                 5,490
  Distribution fee--Class B                                35,998
  Distribution fee--Class C                                28,576
  Custodian                                                46,122
  Registration                                             22,262
  Transfer agency                                          19,943
  Audit and legal                                          17,272
  Printing                                                 11,388
  Trustees' fees                                            6,631
  Amortization of organization expenses                     4,671
  Miscellaneous                                             3,978
  Total expenses                                          247,912
  Less: expenses waived and reimbursed by adviser
    (See Note B)                                          (86,687)
  Net expenses                                                          161,225
  Net investment income                                                 383,656

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       23,144
  Net change in unrealized depreciation of investments                   27,527
  Net gain on investments                                                50,671

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $434,327


See notes to financial statements.


7



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                    FEB. 28,1997    YEAR ENDED
                                                    (UNAUDITED)    AUG. 31,1996
                                                   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   383,656    $   645,706
  Net realized gain (loss) on investments                23,144        (13,066)
  Net change in unrealized appreciation
    (depreciation) of investments                        27,527        (30,800)
  Net increase in net assets from operations            434,327        601,840

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                             (99,899)      (156,805)
    Class B                                            (167,441)      (288,818)
    Class C                                            (133,266)      (220,224)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                        1,309,354        592,950
  Total increase                                      1,343,075        528,943

NET ASSETS
  Beginning of year                                  15,085,895     14,556,952
  End of period                                     $16,428,970    $15,085,895


See notes to financial statements.


8



NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Short-Term U.S. Government Fund (the "Fund"), a series of The Alliance Portfolios (the "Trust") which was organized as a Massachusetts Business Trust on March 29, 1987, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last reported sales price on such exchange. Listed securities not traded and securities traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, are valued at the mean of the closing bid and asked price as obtained from a recognized pricing service and brokers. Securities for which bid and asked price quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $50,000 have been deferred and are being amortized on a straight-line basis through May, 1997.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

6. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution fees and, in the case of Class B shares, higher transfer agent fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

7. REPURCHASE AGREEMENT
The Fund's custodian takes possession of collateral pledged for investments in repurchase agreements, the market value of which is required to be at least 102% of the resale amount at the time of purchase. The value of the collateral is marked-to-market on a daily basis and additional collateral is requested from the counterparty, as necessary, to ensure that its value is at least equal at all times to the total amount of the repurchase obligation, including interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with the respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.


9



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Investment Adviser") an advisory fee at an annual rate of .55 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. The Investment Adviser has agreed to voluntarily waive its fees and bear certain expenses so that total expenses do not exceed on an annual basis 1.40%, 2.10% and 2.10% of the daily average net assets for the Class A, Class B and Class C shares, respectively. For the six months ended February 28, 1997, the advisory fee of $45,581 has been waived and in addition, $41,106 has been reimbursed by the Adviser.

The Fund has a Services Agreement with Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Investment Adviser) to provide personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $9,476 for the six months ended February 28, 1997.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Investment Adviser serves as the distributor of the Fund's shares. The Distributor received front-end sales charges of $1,044 from the sale of Class A shares and $23,387 and $2,556 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended February 28, 1997.

Accrued expenses includes $7,880 owed to the Trustees under the Trust's deferred compensation plan.

NOTE C: DISTRIBUTION PLANS
The Trust has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plan, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The Trustees currently limit payments under the Class A plan to .30% of the Fund's aggregate average daily net assets attributable to Class A shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Funds' shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Funds to AFD with respect to the relevant class and (ii) the Funds would not be obligated to pay AFD for any amounts expended by AFD not previously recovered by AFD from distribution services fees in respect of shares of such class or, in the case of Class B shares, recovered through deferred sales charges.

The Plans also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $2,270,361 and $1,437,824, respectively, for the six months ended February 28, 1997. There were purchases of $4,894,083 and sales of $4,719,066 of U.S. government and government agency obligations for the six months ended February 28, 1997. At February 28, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly gross unrealized appreciation of investments was $47,013 and gross unrealized depreciation of investments was $17,362 resulting in net unrealized appreciation of $29,651.


10



ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized divided into three classes, designated Class A, Class B and Class C shares. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                   ----------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     FEB. 28, 1997   AUGUST 31,   FEB. 28, 1997    AUGUST 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                    -------------  ------------  --------------  --------------
CLASS A
Shares sold              166,679       247,602     $ 1,611,166     $ 2,403,892
Shares issued in
  reinvestment of
  dividends                6,783         8,915          65,597          86,515
Shares converted
  from Class B             6,400        16,994          61,884         166,372
Shares redeemed         (159,495)     (224,741)     (1,541,984)     (2,182,378)
Net increase              20,367        48,770     $   196,663     $   474,401

CLASS B
Shares sold              362,779       686,744     $ 3,548,203     $ 6,747,952
Shares issued in
  reinvestment of
  dividends               10,861        16,716         106,230         164,023
Shares converted
  to Class A              (6,329)      (17,183)        (61,884)       (166,372)
Shares redeemed         (357,635)     (642,638)     (3,498,138)     (6,315,168)
Net increase               9,676        43,639     $    94,411     $   430,435

CLASS C
Shares sold              324,408       434,234     $ 3,168,491     $ 4,258,011
Shares issued in
  reinvestment of
  dividends                8,995        11,782          87,897         115,471
Shares redeemed         (229,149)     (477,627)     (2,238,108)     (4,685,368)
Net increase (decrease)  104,254       (31,611)    $ 1,018,280     $  (311,886)


NOTE F: FEDERAL INCOME TAX STATUS
At August 31, 1996, the Fund had net capital loss carryforward of $645,627 of which $72,933 expires in the fiscal year ending 2001, $36,136 expires in the fiscal year ending 2002, $522,417 expires in the fiscal year ending 2003, and $14,141 expires in the fiscal year ending 2004 to the extent provided by the regulations. To the extent that this loss carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. Capital losses incurred after October 31, within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund incurred and elected to defer a post October net capital loss of $13,111.


11



FINANCIAL HIGHLIGHTS
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS A
                                            -------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                               MAY 1, 1994               MAY 4,1992(b)
                                            FEBRUARY 28,    YEAR ENDED AUGUST 31,     THROUGH     YEAR ENDED       TO
                                                1997      ------------------------   AUGUST 31,    APRIL 30,    APRIL 30,
                                             (UNAUDITED)     1996         1995         1994(a)       1994         1993
                                            ------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.66        $9.70        $9.67        $9.77       $10.22       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .25(d)       .47          .42          .14          .35          .46
Net realized and unrealized gain (loss)          .03         (.02)         .05         (.09)        (.29)         .34
Net increase in net asset value from
  operations                                     .28          .45          .47          .05          .06          .80

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)        (.49)        (.41)        (.12)        (.42)        (.46)
Dividends in excess of net investment
  income                                          -0-          -0-        (.03)          -0-        (.01)          -0-
Return of capital                                 -0-          -0-          -0-        (.03)        (.08)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.12)
Total dividends and distributions               (.26)        (.49)        (.44)        (.15)        (.51)        (.58)
Net asset value, end of period                 $9.68        $9.66        $9.70        $9.67       $ 9.77       $10.22

TOTAL RETURN
Total investment return based on net
  asset value (e)                               2.95%        4.71%        5.14%         .53%         .52%        8.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,658       $3,455       $2,997       $2,272       $2,003       $6,081
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.40%(f)     1.53%(g)     1.40%        1.40%(f)     1.27%        1.00%(f)
  Expenses, before waivers/reimbursements       2.46%(f)     3.04%(g)     3.71%        2.95%(f)     2.17%        2.20%(f)
  Net investment income                         5.22%(f)     4.85%        4.56%        3.98%(f)     4.41%        4.38%(f)
Portfolio turnover rate                           41%         110%          15%         144%          55%         294%


See footnotes on page 14.


12



ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS B
                                            -------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                               MAY 1, 1994               MAY 4,1992(b)
                                            FEBRUARY 28,    YEAR ENDED AUGUST 31,     THROUGH     YEAR ENDED       TO
                                                1997      ------------------------   AUGUST 31,    APRIL 30,    APRIL 30,
                                             (UNAUDITED)     1996         1995         1994(a)       1994         1993
                                            ------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $9.77        $9.81        $9.78        $9.88       $10.31       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .22(d)       .41          .36          .10          .40          .38
Net realized and unrealized gain (loss)          .03         (.03)         .04         (.07)        (.39)         .33
Net increase in net asset value from
  operations                                     .25          .38          .40          .03          .01          .71

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.42)        (.34)        (.11)        (.35)        (.38)
Dividends in excess of net investment
  income                                          -0-          -0-        (.03)          -0-        (.01)          -0-
Return of capital                                 -0-          -0-          -0-        (.02)        (.08)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-        (.02)
Total dividends and distributions               (.23)        (.42)        (.37)        (.13)        (.44)        (.40)
Net asset value, end of period                 $9.79        $9.77        $9.81        $9.78       $ 9.88       $10.31

TOTAL RETURN
Total investment return based on net
  asset value (e)                               2.54%        3.89%        4.32%         .28%         .03%        7.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $6,891       $6,781       $6,380       $6,281       $7,184       $1,292
Ratios of average net assets of:
  Expenses, net of waivers/reimbursements       2.10%(f)     2.23%(g)     2.10%        2.10%(f)     2.05%        1.75%(f)
  Expenses, before waivers/reimbursements       3.15%(f)     3.74%(g)     4.33%        3.60%(f)     3.21%        4.81%(f)
  Net investment income                         4.45%(f)     4.11%        3.82%        3.22%(f)     3.12%        3.36%(f)
Portfolio turnover rate                           41%         110%          15%         144%          55%         294%


See footnotes on page 14.


13



FINANCIAL HIGHLIGHTS (CONTINUED)
ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                            ----------------------------------------------------------------
                                             SIX MONTHS                                           AUGUST 2,
                                                ENDED                               MAY 1,1994     1993(h)
                                             FEBRUARY 28,   YEAR ENDED AUGUST 31,     THROUGH        TO
                                                 1997     ------------------------   AUGUST 31,   APRIL 30,
                                             (UNAUDITED)     1996         1995        1994(a)       1994
                                            ------------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $9.76        $9.80        $9.77        $9.87       $10.34

INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                        .22(d)       .40          .34          .10          .26
Net realized and unrealized gain (loss)          .03         (.02)         .06         (.07)        (.42)
Net increase (decrease) in net asset
  value from operations                          .25          .38          .40          .03         (.16)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.42)        (.34)        (.11)        (.25)
Dividends in excess of net investment
  income                                          -0-          -0-        (.03)          -0-        (.01)
Return of capital                                 -0-          -0-          -0-        (.02)        (.05)
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-
Total dividends and distributions               (.23)        (.42)        (.37)        (.13)        (.31)
Net asset value, end of period                 $9.78        $9.76        $9.80        $9.77       $ 9.87

TOTAL RETURN
Total investment return based on net
  asset value (e)                               2.54%        3.90%        4.33%         .28%       (1.56)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $5,880       $4,850       $5,180       $7,128       $8,763
Ratios of average net assets of:
  Expenses, net of waivers/reimbursements       2.10%(f)     2.22%(g)     2.10%        2.10%(f)     2.10%(f)
  Expenses, before waivers/reimbursements       3.13%(f)     3.72%(g)     4.23%        3.64%(f)     3.10%(f)
  Net investment income                         4.48%(f)     4.11%        3.80%        3.26%(f)     2.60%(f)
Portfolio turnover rate                           41%         110%          15%         144%          55%


(a)  The Fund changed its fiscal year end from April 30 to August 31.

(b)  Commencement of operations.

(c)  Net of fees waived and expenses reimbursed by Adviser.

(d)  Based on average shares outstanding.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Includes interest expense of .13% on reverse repurchase agreements.

(h)  Commencement of distribution.

     Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser of the Trust.


14



ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
_______________________________________________________________________________

BOARD OF TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
RICHARD W. COUPER (1)
WILLIAM H. FOULK, JR. (1)
BRENTON W. HARRIES (1)
DONALD J. ROBINSON (1)

OFFICERS
BRUCE W. CALVERT, VICE PRESIDENT
KATHLEEN A. CORBET, VICE PRESIDENT
WAYNE D. LYSKI, VICE PRESIDENT
BARBARA J. KRUMSIEK, VICE PRESIDENT - MARKETING
EDMUND P. BERGAN, JR., CLERK
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER & CHIEF ACCOUNTING OFFICER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
ROPES & GRAY
One International Place
Boston, MA 02110-2624

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.

     The financial information herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


15



ALLIANCE SHORT-TERM U.S. GOVERNMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

STMUSGSR